COMMITMENTS AND CONTINGENCIES (Detail)			3 Months Ended		12 Months Ended
	Mar. 10, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) shares	Mar. 31, 2022 USD ($) ITEM $ / shares shares	Mar. 31, 2021 ITEM shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 03, 2021 Day
Gain Contingencies [Line Items]
Number of units sold | shares				24,300,287	24,300,287
Deferred fee per unit | $ / shares			$ 0.35		$ 0.35
Net proceeds | $	$ 22,542,813	$ 8,505,100	$ 8,505,100		$ 8,505,100
Gross Proceeds | $	$ 23,002,870
Underwriting fee (in percentage)	2.00%
Maximum Number Of Demands For Registration Of Securities				3		3
Lockup Period For Transfer Of Shares Post Merger			6 months		6 months
Percentage Of Holders Under Lockup Provision For Transfer Of Share Post Merger					1.00%
Loss Contingency, Demand Letters Received, Number | ITEM			2
Loss Contingency, New Claims Filed, Number | ITEM			0
Over-allotment option
Gain Contingencies [Line Items]
Number of units sold | shares	2,300,287	3,300,000	3,300,000		3,300,000
Share Price | $ / shares	$ 10